UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09631

Cohen & Steers Institutional Realty Shares Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2009

Item 1. Schedule of Investments

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value
COMMON STOCK 98.0%
DIVERSIFIED 8.4%
Cousins Properties	1,109,346	$9,185,385
Forest City Enterprises	466,851	6,241,798
Lexington Realty Trust	556,293	2,837,094
Vornado Realty Trust	840,841	54,158,569
		72,422,846
HEALTH CARE 10.0%
Brookdale Senior Living	820,261	14,871,332
HCP	1,177,864	33,851,811
Health Care REIT	90,790	3,778,680
Nationwide Health Properties	525,694	16,291,257
Ventas	451,596	17,386,446
		86,179,526
HOTEL 8.6%
Gaylord Entertainment Co.(a)	457,857	9,202,926
Hospitality Properties Trust	1,048,323	21,354,339
Host Hotels & Resorts	2,309,858	27,187,029
LaSalle Hotel Properties	238,965	4,698,052
Orient-Express Hotels Ltd.	799,936	9,207,263
Starwood Hotels & Resorts Worldwide	86,375	2,852,966
		74,502,575
INDUSTRIAL 6.4%
AMB Property Corp.	222,628	5,109,313
DCT Industrial Trust	1,645,400	8,407,994
EastGroup Properties	84,016	3,211,091
ProLogis	3,279,588	39,092,689
		55,821,087
OFFICE 14.4%
BioMed Realty Trust	658,756	9,090,833
Boston Properties	462,217	30,298,324

1

	Number of Shares	Value
Brandywine Realty Trust	734,367	$8,107,412
Brookfield Properties Corp.	799,779	9,005,511
Douglas Emmett	462,586	5,680,556
Kilroy Realty Corp.	610,579	16,937,461
Liberty Property Trust	424,597	13,812,140
Mack-Cali Realty Corp.	434,211	14,038,042
SL Green Realty Corp.	415,730	18,229,761
		125,200,040
OFFICE/INDUSTRIAL 1.3%
PS Business Parks	213,327	10,947,942

RESIDENTIAL 13.1%
APARTMENT 12.2%
American Campus Communities	123,926	3,327,413
Apartment Investment & Management Co.	667,462	9,845,065
AvalonBay Communities	184,159	13,393,884
BRE Properties	151,677	4,747,490
Camden Property Trust	440,682	17,759,485
Colonial Properties Trust	175,656	1,709,133
Education Realty Trust	703,205	4,170,006
Equity Residential	1,265,219	38,842,223
UDR	765,625	12,050,937
		105,845,636
MANUFACTURED HOME 0.9%
Equity Lifestyle Properties	186,193	7,967,198
TOTAL RESIDENTIAL		113,812,834

SELF STORAGE 9.0%
Public Storage	877,849	66,049,359
Sovran Self Storage	226,994	6,907,427
U-Store-It Trust	838,018	5,237,613
		78,194,399

2

	Number of Shares	Value
SHOPPING CENTER 21.8%
COMMUNITY CENTER 7.5%
Developers Diversified Realty Corp.	1,304,744	$12,055,835
Federal Realty Investment Trust	210,126	12,895,433
Inland Real Estate Corp.	660,137	5,782,800
Kimco Realty Corp.	1,114,708	14,535,792
Regency Centers Corp.	221,543	8,208,168
Weingarten Realty Investors	584,308	11,639,415
		65,117,443
FREE STANDING 0.4%
Alexander’s	9,764	2,888,972

REGIONAL MALL 13.9%
Macerich Co.	735,049	22,294,036
Simon Property Group	1,417,147	98,392,517
		120,686,553
TOTAL SHOPPING CENTER		188,692,968

SPECIALTY 5.0%
Digital Realty Trust	387,485	17,711,940
Plum Creek Timber Co.	428,978	13,143,886
Rayonier	307,820	12,592,916
		43,448,742
TOTAL COMMON STOCK (Identified cost—$600,334,277)		849,222,959

SHORT-TERM INVESTMENTS 2.0%
MONEY MARKET FUNDS
Dreyfus Treasury Cash Management Fund, 0.00001%(b)	4,850,076	4,850,076
Federated U.S. Treasury Cash Reserves Fund, 0.001%(b)	7,782,133	7,782,133
Fidelity Institutional Money Market Treasury Only Fund, 0.08%(b)	4,785,069	4,785,069
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$17,417,278)		17,417,278

3

		Value
TOTAL INVESTMENTS (Identified cost—$617,751,555)	100.0%	$866,640,237

LIABILITIES IN EXCESS OF OTHER ASSETS	0.0%	(35,033)

NET ASSETS (Equivalent to $28.27 per share based on 30,654,676 shares of common stock outstanding)	100.0%	$866,605,204

Glossary of Portfolio Abbreviation

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a) Non-income producing security.

(b) Rate quoted represents the seven day yield of the fund.

4

NOTES TO FINANCIAL STATEMENTS

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.  If after a close of the foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the manager) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities.

Securities for which market prices are unavailable, or securities for which the manager determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value.

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in

NOTES TO FINANCIAL STATEMENTS (Continued)

the absence of a principal market the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value:

	Fair Value Measurements at September 30, 2009 Using
	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock—All Industries	$849,222,959	$849,222,959	$—	—
Money Market Funds	17,417,278	—	17,417,278	—
Total Investments	$866,640,237	$849,222,959	$17,417,278	—

Note 2. Income Tax Information

As of September 30, 2009, the federal tax cost and net unrealized appreciation on securities were as follows:

Gross unrealized appreciation	$255,145,309
Gross unrealized depreciation	(6,256,627)
Net unrealized appreciation	$248,888,682

Cost for federal income tax purposes	$617,751,555

Item 2. Controls and Procedures

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)           During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)           Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INSTITUTIONAL REALTY SHARES FUND, INC.

By:	/s/	Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	Adam M. Derechin	By:	/s/	James Giallanza
		Name: Adam M. Derechin			Name: James Giallanza
		Title: President and principal executive officer			Title: Treasurer and principal financial officer

Date: November 23, 2009